Material License Agreements	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Material License Agreements
15.
MATERIAL LICENSE AGREEMENTS

Almirall

In 2012, the Company originally entered into a global licensing agreement with Almirall to develop DHODH inhibitor, LAS186323, which the Company refers to as farudodstat, for rheumatoid arthritis (excluding any topical formulation), without upfront payments. Under the license agreement, the Company agreed to fund and develop farudodstat to the end of Phase 2 through a development program.

The original license agreement was replaced by a new agreement, executed in December 2015 and amended in March 2018, granting an exclusive, worldwide license to develop, manufacture and commercialize farudodstat products for all human diseases, excluding topically-administered products embodying the compound for keratinocyte and hyperproliferative disorders, and the non-melanoma skin cancers basal cell carcinoma, squamous cell carcinomas and Gorlin Syndrome. Under the license agreement, Almirall is eligible to receive milestone payments and royalties based on the sales generated by the Company and/or sublicensees. As of December 31, 2023, the Company did not accrue for the above contingent payments since the milestones have not yet been achieved.

CSL

The Company entered into a global license agreement with CSL Limited (“CSL”), in May 2014, to develop the anti-IL13 receptor monoclonal antibody, CSL334 (which the Company refers to as eblasakimab) and antigen binding fragments thereof, for the treatment, diagnosis or prevention of diseases or conditions in humans, without upfront payments. This license agreement was amended on May 31, 2019, pursuant to which the Company obtained an exclusive, worldwide license to certain intellectual property owned or licensed by CSL, including patents and know-how, to develop, manufacture for clinical trials and commercialize eblasakimab for the treatment, diagnosis or prevention of diseases or conditions in humans. The Company’s development under such agreement is currently focused on the treatment of respiratory and inflammatory conditions, and in particular, atopic dermatitis.

Under the amended agreement, the Company is generally obligated to use diligent efforts to develop eblasakimab products in accordance with the development plan, to obtain marketing approvals for eblasakimab products worldwide and to commercialize eblasakimab products, either by itself or through sublicensees.

In consideration of the rights granted to the Company under the amended agreement, the Company will make a first payment of $30 million to CSL upon commencement of a Phase 3 clinical trial of eblasakimab. The Company will also be required to pay up to an aggregate of $95 million to CSL if certain regulatory milestones are achieved, up to an aggregate of $655 million if certain sales milestones are achieved and tiered royalties on net sales of eblasakimab products ranging between a mid-single digit percentage and 10%. The Company is also responsible for all payments to third-party licensors to CSL, to the extent such obligations relate to the exploitation of the rights licensed under CSL’s agreement with those parties and sublicensed to the Company under the amended agreement. As of December 31, 2023, the Phase 2b clinical trial investigating eblasakimab as a therapeutic antibody for moderate-to-severe atopic dermatitis is still ongoing and the aforementioned milestones have not been met and hence no payment is required to be made. For the years ended December 31, 2022 and 2023, the Company made milestone payments of $1 million and $0 respectively to CSL in fulfilment of our obligation under the CSL agreement to be responsible for payment required to be made by CSL to third party licensors of technology relating to exploitation of the rights subject to the CSL agreement.

Zenyaku Kogyo Co., ltd

On June 22, 2023 (the “Effective Date”), the Company entered into a development and commercialization agreement (the “Zenyaku Agreement”) with Zenyaku Kogyo Co., Ltd. (“Zenyaku”) under which the Company granted Zenyaku the exclusive rights to develop and commercialize eblasakimab in Japan. In return, the Company has received an unconditional right to consideration of $12 million in cash. The Company is eligible to receive future milestone payments of up to $123.5 million, triggered upon achievement of certain clinical, regulatory, and commercial milestones as well as tiered royalties on net sales in Japan. As of December 31, 2023, the $12 million cash payment had been received.

Zenyaku will be solely responsible for all costs related to clinical development and commercialization of eblasakimab in Japan. A joint steering committee has been established between the Company and Zenyaku to oversee and coordinate the overall conduct of such clinical development and commercialization. The Company intend to use the joint steering committee to help assess that the clinical development of eblasakimab in Japan aligns with our overall global development and commercialization strategy and not to direct, nor participate or contribute to such development in Japan.

Under the terms of the Zenyaku Agreement, the Company has an option right to buy back the license granted to Zenyaku. The price is agreed to be equal to the aggregate of (i) all prior amounts paid by Zenyaku to the Company in cash under the agreement multiplied by a factor of 3 if the option is exercised before enrollment of first patient in the Phase 3 study of eblasakimab in Japan or multiplied by a factor of 4 if it is after the enrollment of the aforesaid first patient; and (ii) all accumulated development costs incurred and paid by Zenyaku in connection with the development and commercialization of eblasakimab under the Zenyaku Agreement. In addition, the Company undertake to use commercially reasonable efforts to procure for Zenyaku the right to succeed as Japan licensee for another product of ASLAN’s successor which has been granted marketing approval in Japan, or to be granted co-marketing/promotion rights for such product. If this not possible, despite such commercially reasonable efforts, tiered royalties will be payable to Zenyaku.

The Zenyaku Agreement will continue until the expiration of the royalty term in Japan unless earlier terminated by the parties. Either party may terminate the Zenyaku Agreement for an uncured material breach or bankruptcy of the other party. Zenyaku may also terminate the Zenyaku Agreement at will upon 90 days’ prior written notice.

Under the terms of the Zenyaku Agreement, the Company will have an option right to buy back the license granted to Zenyaku. The Company has reviewed the buy-back option and determined that costs to buy-back the rights is not currently executable as there is insufficient cash and it will require either a third party global partner or an acquisition by a third party, both of which are not within our control. Accordingly, the contract is accounted for under IFRS 15.

The transaction price at the Effective Date of the Zenyaku Agreement was $12 million in cash upfront which was a non-refundable payment. Developmental and regulatory milestones, and the payment for the manufacture and supply of eblasakimab drug product, were not included in the transaction price or recognized as revenue as the Company determined that such revenue is contingent on future events which it is possible may not occur.

Commercial milestones and sales royalties were also excluded and will be recognized when the milestones are achieved or the sales occur in Japan. The performance obligations in the Zenyaku Agreement include the future grant of a license to commercialize eblasakimab until the end of the term, the sharing of certain know how, the sharing of certain clinical and regulatory data, and manufacture and supply of eblasakimab. The Company has determined that the manufacturing and supply was not at a discount and the formulation was also provided to Zenyaku which will allow them to procure it from other sources apart from the Company.

The Company has determined that the license and the know how shared with Zenyaku constitutes functional intellectual property and that revenue relating to this should be recognized at a point in time. Consequently, the Company has determined that it has fulfilled its obligations to Zenyaku when it delivered the know how that will allow Zenyaku to file an investigational new drug application in Japan. The Company delivered this know how in the year ended December 31, 2023, and the $12 million revenue was therefore recognized as revenue in the year ended.

Revenue relating to the manufacture and supply obligations will be recognized when the drug product is delivered.